Property Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property Plant and Equipment [Abstract]
PROPERTY PLANT and EQUIPMENT

NOTE 7 – PROPERTY PLANT and EQUIPMENT

Property plant and equipment at cost and accumulated depreciation as of September 30, 2018 and December 31, 2017 were:

	Estimated useful lives	September 30, 2018	December 31, 2017
Land		$96,884	$96,884
Capitalized building	39 years	3,017,552	3,017,552
Machinery and equipment	5 to 15 years	739,088	677,734
Total property plant and equipment – gross		3,853,524	3,792,170
Less: accumulated depreciation		(404,057)	(222,338)
Total property plant and equipment – net		$3,449,467	$3,569,832

Property plant and equipment depreciation expense for the nine months ended September 30, 2018 was $186,834, and for the nine months ended September 3, 2017 was $63,413.

NOTE 7 – PROPERTY PLANT and EQUIPMENT

Property Plant and equipment at cost and accumulated depreciation as of December 31, 2017 and 2016 were:

	Estimated useful lives	December 31, 2017	December 31, 2016
Land		$96,884	$—
Capitalized building	39 years	3,017,552	—
Machinery and equipment	5 to 15 years	677,734	149,204
Total property plant and equipment – gross		3,792,170	149,204
Less: accumulated depreciation		(222,338)	(79,850)
Total property plant and equipment – net		$3,569,832	$69,354

Property plant and equipment depreciation expense for the years ended December 31, 2017 and 2016 was $127,677 and $38,962, respectively.